Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

5. Inventories

Inventories consist of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Raw material	716,293	526,522
Work-in-process	4,472	2,376
Finished goods	631,367	1,048,211
Low-value consumables	57,507	40,116
Total	1,409,639	1,617,225

For the years ended December 31, 2024, 2023 and 2022, there were no writes-down of inventories.